Accounts Payable and Other Liabilities	12 Months Ended
Dec. 31, 2013
Accounts Payable and Other Liabilities
Accounts Payable and Other Liabilities

9. Accounts Payable and Other Liabilities

        Accounts payable and other liabilities are summarized in the table below.

	December 31,
	2013	2012
	(in thousands)
Accounts payable	$22,113	$14,630
Deferred revenue and income	8,310	7,114
Community development district obligations (Note 10)	7,271	9,680
Accrued interest	5,588	676
Accrued compensation and employee benefits	4,368	3,531
Warranty reserves (Note 11)	1,558	1,077
Other	5,712	3,299

Total accounts payable and other liabilities	$54,920	$40,007